******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-05037
Reporting Period: 07/01/2021 - 08/31/2021
CAN SLIM Select Growth

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05037


Professionally Managed Portfolios
(Exact name of registrant as specified in charter)


615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)


Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI  53202
 (Name and address of agent for service)


(414) 765-4324
Registrant's telephone number, including area code:


Date of fiscal year end: March 31

Date of reporting period: August 31, 2021


========================== CANSLIM Select Growth Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT


SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registranthas duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios


By (Signature and Title)*/s/Jason Hadler
			 Jason Hadler
			 President/Principal Executive Officer


Date:  9/15/2021